Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Number of operating segments	1
FDIC insured cash	$ 250,000
Number of operating leases	1
Operating leases, weighted-average remaining lease term	10 years
Operating leases, current and non-current payments due	$ 2,696,254
Significant Supplier One | Total Expenditures | Supplier Concentration Risk
Concentration risk percentage	13.00%	11.00%
Significant Supplier Two | Total Expenditures | Supplier Concentration Risk
Concentration risk percentage	11.00%	33.00%
Significant Customer One | Total Revenue | Customer Concentration Risk
Concentration risk percentage	13.00%	45.00%
Significant Customer Two | Total Revenue | Customer Concentration Risk
Concentration risk percentage	12.00%	12.00%
Purgo air purification devices
Product warranty term	3 years